Intangible Assets, Net (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets, Net [Line Items]
Percentage of growth rate in perpetuity	3.00%
Percentage of discount rates			14.30%
Impairment of goodwill			R$ 81,200
Goodwill	R$ 185,758	R$ 204,099
Carrying value amount			120,900
Recoverable amount		31,300	35,800
Cash flow value			3,600
Carrying value, written down	R$ 319,375	341,160	338,463
Bottom of Range [Member]
Intangible Assets, Net [Line Items]
Percentage of discount rates	10.50%
Top of Range [Member]
Intangible Assets, Net [Line Items]
Percentage of discount rates	20.00%
CGU [Member]
Intangible Assets, Net [Line Items]
Impairment of goodwill	R$ 18,300
CGU [Member] | Bottom of Range [Member]
Intangible Assets, Net [Line Items]
Percentage of discount rates	12.54%
CGU [Member] | Top of Range [Member]
Intangible Assets, Net [Line Items]
Percentage of discount rates	20.91%
Datahub [Member]
Intangible Assets, Net [Line Items]
Impairment of goodwill		11,400	86,900
Goodwill			1,800
Carrying value amount		R$ 42,700
Recoverable amount	R$ 17,800
Carrying value, written down	16,900
Datahub [Member] | CGU [Member]
Intangible Assets, Net [Line Items]
Carrying value amount	34,700
Leadlovers [Member]
Intangible Assets, Net [Line Items]
Goodwill			R$ 85,100
Onclick [Member]
Intangible Assets, Net [Line Items]
Recoverable amount	41,700
Carrying value, written down	1,400
Onclick [Member] | CGU [Member]
Intangible Assets, Net [Line Items]
Carrying value amount	R$ 43,100